Preferred shares (Tables)	12 Months Ended
Dec. 31, 2018
Features of Convertible Preferred Stock [Abstract]
Schedule of movement in the carrying value of the preferred shares
	Series A	Series A+	Series B	Series C	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2016	-	-	-	-	-
Capital injection for Series A, A+ and B preferred shares	18,293	3,658	6,098	-	28,049
Issuance of Series C redeemable convertible preferred shares (net of nil issuance costs)	-	-	-	240,000	240,000
Modification of Series A, A+ and B preferred shares	563	113	185	-	861
Accretion of Series C redeemable convertible preferred shares	-	-	-	120,000	120,000
Balance as of December 31, 2016	18,856	3,711	6,283	360,000	388,910
Dividends declared	4,602	920	1,534	1,548	8,604
Dividends paid	(4,602)	(920)	(1,534)	(1,548)	(8,604)
Balance as of December 31, 2017	18,856	3,771	6,283	360,000	388,910
Reversal of accretion on Series C preferred shares	-	-	-	(120,000)	(120,000)
Conversion of preferred shares to Class A ordinary shares	(18,856)	(3,771)	(6,283)	(240,000)	(268,910)
Balance as of December 31, 2018	-	-	-	-	-
Balance as of December 31, 2018 (US$)	-	-	-	-	-